Commitments and contingencies - Estimates of Future Commitments (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments Disclosure [Line Items]
Year 1	185,343
Year 2	104,411
Year 3	46,678
Year 4	43,241
Year 5	40,924
Thereafter	638,050
Total	1,058,647
Purchased power
Commitments Disclosure [Line Items]
Year 1	64,626
Year 2	46,865
Year 3	0
Year 4	0
Year 5	0
Thereafter	0
Total	111,491
Gas delivery, service and supply agreements
Commitments Disclosure [Line Items]
Year 1	42,125
Year 2	26,364
Year 3	13,812
Year 4	9,869
Year 5	9,476
Thereafter	54,495
Total	156,141
Service agreements
Commitments Disclosure [Line Items]
Year 1	24,130
Year 2	24,371
Year 3	28,922
Year 4	29,639
Year 5	27,897
Thereafter	498,342
Total	633,301
Capital projects
Commitments Disclosure [Line Items]
Year 1	49,337
Year 2	2,260
Year 3	0
Year 4	0
Year 5	0
Thereafter	0
Total	51,597
Operating leases
Commitments Disclosure [Line Items]
Year 1	5,125
Year 2	4,551
Year 3	3,944
Year 4	3,733
Year 5	3,551
Thereafter	85,213
Total	106,117